Investment Securities (Fair Value of Securities Pledged and Accepted as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Pledged to others	$ 14,609	$ 7,597
Permitted by contract or custom to sell or repledge	2,349	6,905
Permitted amount repledged to others	360	923
Permitted amount not repledged	$ 2,000	$ 6,000